UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET EMERGING MARKETS DEBT FUND

FORM N-Q

NOVEMBER 30, 2015

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 53.7%
Argentina - 2.1%
Republic of Argentina, Senior Bonds	7.000%	4/17/17	3,690,000		$3,625,200

Armenia - 0.3%
Republic of Armenia, Senior Notes	6.000%	9/30/20	600,000		592,077	(a)

Brazil - 1.5%
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	10,934,000	BRL	2,688,554

Cameroon, United Republic of - 0.1%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	200,000		196,750	(b)

Chile - 0.3%
Banco del Estado de Chile, Senior Notes	3.875%	2/8/22	450,000		453,272	(b)

Colombia - 1.4%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	950,000		931,000
Republic of Colombia, Senior Bonds	5.625%	2/26/44	1,610,000		1,541,575

Total Colombia					2,472,575

Costa Rica - 0.7%
Republic of Costa Rica, Notes	7.000%	4/4/44	1,340,000		1,174,175	(b)

Croatia - 0.8%
Republic of Croatia, Senior Notes	6.625%	7/14/20	860,000		936,003	(b)
Republic of Croatia, Senior Notes	5.500%	4/4/23	450,000		465,065	(b)

Total Croatia					1,401,068

Dominican Republic - 1.3%
Dominican Republic, Senior Notes	5.500%	1/27/25	1,170,000		1,152,450	(b)
Dominican Republic, Senior Notes	6.850%	1/27/45	1,060,000		1,045,425	(b)

Total Dominican Republic					2,197,875

Ecuador - 0.9%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,964,000		1,659,580	(b)

Egypt - 0.4%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	770,000		663,355	(b)

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	490,000		433,038	(b)

Gabon - 0.6%
Gabonese Republic, Bonds	6.375%	12/12/24	620,000		531,845	(b)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	570,000		493,050	(b)

Total Gabon					1,024,895

Ghana - 1.0%
Republic of Ghana, Bonds	8.125%	1/18/26	630,000		535,815	(b)
Republic of Ghana, Bonds	10.750%	10/14/30	680,000		718,250	(b)
Republic of Ghana, Notes	7.875%	8/7/23	550,000		470,910	(a)

Total Ghana					1,724,975

Honduras - 0.4%
Republic of Honduras, Senior Notes	7.500%	3/15/24	700,000		746,603	(a)

Hungary - 2.7%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,108,000		1,250,655
Republic of Hungary, Senior Notes	5.375%	3/25/24	2,500,000		2,759,375
Republic of Hungary, Senior Notes	7.625%	3/29/41	590,000		810,748

Total Hungary					4,820,778

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 5.0%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	105,000		$114,918	(a)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	770,000		799,550	(a)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	3,350,000		3,143,764	(b)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,210,000		1,312,437	(b)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,440,000		1,340,208	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,020,000		949,314	(b)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,200,000		1,054,396	(a)

Total Indonesia					8,714,587

Ivory Coast - 1.2%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	400,000		361,820	(a)
Republic of Cote D’Ivoire, Senior Notes	5.375%	7/23/24	1,230,000		1,116,225	(b)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	670,000		625,726	(b)

Total Ivory Coast					2,103,771

Jamaica - 0.8%
Government of Jamaica, Senior Notes	7.625%	7/9/25	680,000		744,600
Government of Jamaica, Senior Notes	6.750%	4/28/28	700,000		708,750

Total Jamaica					1,453,350

Jordan - 0.3%
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	600,000		610,875	(b)

Kazakhstan - 1.1%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	2,010,000		1,912,483	(a)

Kenya - 0.8%
Republic of Kenya, Senior Notes	5.875%	6/24/19	430,000		415,298	(b)
Republic of Kenya, Senior Notes	6.875%	6/24/24	1,050,000		962,063	(b)

Total Kenya					1,377,361

Lithuania - 1.4%
Republic of Lithuania, Senior Notes	7.375%	2/11/20	190,000		226,638	(b)
Republic of Lithuania, Senior Notes	6.125%	3/9/21	1,880,000		2,181,289	(b)

Total Lithuania					2,407,927

Mexico - 3.4%
United Mexican States, Senior Bonds	8.000%	6/11/20	3,324,800	MXN	223,718
United Mexican States, Senior Bonds	6.500%	6/9/22	21,300,200	MXN	1,334,807
United Mexican States, Senior Bonds	10.000%	12/5/24	2,250,000	MXN	172,514
United Mexican States, Senior Notes	3.600%	1/30/25	1,400,000		1,386,700
United Mexican States, Senior Notes	4.750%	3/8/44	470,000		442,975
United Mexican States, Senior Notes	5.550%	1/21/45	1,350,000		1,422,562
United Mexican States, Senior Notes	4.600%	1/23/46	1,077,000		992,186

Total Mexico					5,975,462

Namibia - 0.3%
Republic of Namibia, Senior Notes	5.250%	10/29/25	600,000		585,432	(b)

Nigeria - 0.4%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	780,000		733,200	(b)

Pakistan - 0.4%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	690,000		708,975	(b)

Panama - 0.5%
Republic of Panama, Senior Bonds	6.700%	1/26/36	731,000		889,992

Paraguay - 0.2%
Republic of Paraguay, Senior Notes	6.100%	8/11/44	280,000		275,100	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Peru - 1.1%
Republic of Peru, Senior Bonds	8.750%	11/21/33	1,000,000	$1,437,500
Republic of Peru, Senior Bonds	6.550%	3/14/37	308,000	366,520
Republic of Peru, Senior Bonds	5.625%	11/18/50	118,000	124,785

Total Peru				1,928,805

Philippines - 2.0%
Republic of Philippines, Senior Bonds	5.500%	3/30/26	760,000	905,066
Republic of Philippines, Senior Bonds	3.950%	1/20/40	2,500,000	2,549,487

Total Philippines				3,454,553

Poland - 2.2%
Republic of Poland, Senior Notes	5.000%	3/23/22	2,584,000	2,883,421
Republic of Poland, Senior Notes	3.000%	3/17/23	1,000,000	999,965

Total Poland				3,883,386

Romania - 0.1%
Republic of Romania, Senior Notes	4.875%	1/22/24	240,000	260,699	(b)

Russia - 6.0%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	5,000,000	5,223,250	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	2,303,840	2,739,842	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	2,600,000	2,616,250	(b)

Total Russia				10,579,342

Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	7/30/24	460,000	427,225	(a)

South Africa - 0.7%
South Africa Government International Bond, Senior Notes	4.665%	1/17/24	1,250,000	1,260,369

Sri Lanka - 0.2%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	370,000	369,485	(b)

Tunisia - 0.2%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	360,000	320,400	(b)

Turkey - 5.2%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	2,650,000	2,827,338
Republic of Turkey, Senior Bonds	4.250%	4/14/26	1,740,000	1,653,348
Republic of Turkey, Senior Notes	7.500%	11/7/19	120,000	136,200
Republic of Turkey, Senior Notes	6.250%	9/26/22	1,620,000	1,782,165
Republic of Turkey, Senior Notes	6.750%	5/30/40	1,260,000	1,405,971
Republic of Turkey, Senior Notes	4.875%	4/16/43	1,470,000	1,292,659

Total Turkey				9,097,681

Uruguay - 1.1%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	160,000	142,800
Republic of Uruguay, Senior Notes	4.500%	8/14/24	610,610	628,928
Republic of Uruguay, Senior Notes	4.375%	10/27/27	1,079,235	1,073,839

Total Uruguay				1,845,567

Venezuela - 3.0%
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	7,265,000	3,225,660
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	73,000	30,295
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	4,856,000	2,100,220	(a)

Total Venezuela				5,356,175

Vietnam - 0.7%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	370,000	409,200	(a)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	780,000	754,411	(b)

Total Vietnam				1,163,611

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Zambia - 0.5%
Republic of Zambia, Senior Notes	8.970%	7/30/27	920,000		$801,320	(b)

TOTAL SOVEREIGN BONDS (Cost - $101,958,364)					94,371,903

CONVERTIBLE BONDS & NOTES - 0.4%
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Axtel SAB de CV, Senior Secured Notes (Cost - $546,313)	9.000%	1/31/20	4,257,300	MXN	590,641	(b)

CORPORATE BONDS & NOTES - 41.8%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	520,000		559,441	(b)
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	520,000		520,509	(b)

TOTAL CONSUMER DISCRETIONARY					1,079,950

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.2%
Prosperous Ray Ltd., Senior Bonds	3.000%	11/12/18	300,000		302,401	(a)

Food Products - 0.5%
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	700,000		658,875	(b)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	300,000		306,000	(b)
Virgolino de Oliveira Finance SA, Senior Notes	10.500%	1/28/18	1,200,000		24,240	*(a)(c)

Total Food Products					989,115

TOTAL CONSUMER STAPLES					1,291,516

ENERGY - 17.6%
Oil, Gas & Consumable Fuels - 17.6%
Ecopetrol SA, Senior Notes	7.625%	7/23/19	130,000		145,275
Ecopetrol SA, Senior Notes	5.875%	5/28/45	150,000		118,500
Empresa Nacional del Petroleo, Senior Notes	4.375%	10/30/24	200,000		198,538	(a)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	368,000		357,757	(b)
KazMunayGas National Co. JSC, Senior Notes	9.125%	7/2/18	360,000		401,152	(a)
KazMunayGas National Co. JSC, Senior Notes	7.000%	5/5/20	2,000,000		2,122,386	(a)
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	500,000		467,470	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	550,000		576,741	(a)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	590,000		607,217	(a)
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	590,000		187,325	(a)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	950,000		285,000	(b)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	500,000		150,000	(a)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	2,000,000		1,599,400
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,540,000		1,078,000
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	770,000		531,300
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	430,000		275,234
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000		267,189
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	3,180,000		1,166,742	(a)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	1,093,333		684,973	(a)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	3,400,000		1,542,750	(a)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	858,000		841,012
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	550,000		578,187
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	560,000		563,080
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	910,000		896,077
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	2,920,000		2,769,036
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	700,000		581,000

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,780,000	$1,659,850
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	680,000	573,750	(b)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	470,000	511,713	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	560,000	612,266	(a)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	270,000	272,941	(b)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	820,000	797,551	(b)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	630,000	584,739	(b)
PT Pertamina Persero, Senior Notes	6.450%	5/30/44	540,000	490,724	(b)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	730,000	735,205	(b)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	600,000	643,035	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	4/10/19	1,250,000	1,260,094	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	320,000	334,449	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,590,000	1,662,590	(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,010,000	964,550	(b)
YPF SA, Senior Notes	8.750%	4/4/24	880,000	873,400	(b)

TOTAL ENERGY				30,968,198

FINANCIALS - 6.2%
Banks - 4.5%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	560,000	539,000	(b)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	190,000	189,050	(b)(d)
Export Credit Bank of Turkey, Senior Bonds	5.000%	9/23/21	540,000	537,632	(b)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	1,110,000	1,154,539	(b)
Export-Import Bank of China, Senior Notes	2.850%	9/16/20	900,000	903,862	(b)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	920,000	944,925	(a)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	940,000	890,650	(b)
Russian Agricultural Bank, Senior Notes	6.299%	5/15/17	290,000	296,784	(a)
Russian Agricultural Bank, Senior Notes	5.298%	12/27/17	500,000	505,000	(a)
Russian Agricultural Bank, Senior Notes	7.750%	5/29/18	690,000	733,827	(a)
Russian Agricultural Bank, Subordinated Notes	6.000%	6/3/21	1,260,000	1,210,413	(a)(d)

Total Banks				7,905,682

Capital Markets - 0.4%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	640,000	650,744	(b)

Diversified Financial Services - 1.3%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	1,740,000	1,729,038	(b)
Power Sector Assets & Liabilities Management Corp., Senior Bonds	7.390%	12/2/24	440,000	570,900	(a)

Total Diversified Financial Services				2,299,938

TOTAL FINANCIALS				10,856,364

INDUSTRIALS - 2.8%
Building Products - 0.2%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	400,000	298,000	(b)

Construction & Engineering - 0.5%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	270,000	265,304	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	1,390,000	340,550	(b)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	446,000	258,680	(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	186,840	57,920	(b)

Total Construction & Engineering				922,454

Industrial Conglomerates - 0.8%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	200,000	207,000	(b)
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000	195,000	(b)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	890,000	939,761	(a)

Total Industrial Conglomerates				1,341,761

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 1.3%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	600,000	$623,656	(b)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	1,060,000	959,300	(b)
PT Pelabuhan Indonesia III, Senior Notes	4.875%	10/1/24	750,000	720,000	(a)

Total Transportation Infrastructure				2,302,956

TOTAL INDUSTRIALS				4,865,171

MATERIALS - 7.7%
Chemicals - 1.6%
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	550,000	563,750	(a)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	203,500	(a)
OCP SA, Senior Notes	5.625%	4/25/24	900,000	916,875	(b)
OCP SA, Senior Notes	4.500%	10/22/25	1,200,000	1,126,500	(b)

Total Chemicals				2,810,625

Construction Materials - 1.1%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	550,000	528,000	(b)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	120,000	115,200	(a)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	340,000	365,925	(b)
Cemex SAB de CV, Senior Secured Notes	7.250%	1/15/21	200,000	202,000	(b)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	440,000	404,668	(b)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	440,000	296,318	(b)

Total Construction Materials				1,912,111

Metals & Mining - 4.2%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	1,810,000	1,660,634	(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	290,000	266,068	(a)
Corporacion Nacional del Cobre de Chile, Senior Notes	4.500%	8/13/23	450,000	445,194	(b)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	560,000	296,800	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	360,000	385,074	(a)
Evraz Group SA, Senior Notes	6.750%	4/27/18	780,000	786,825	(a)
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	500,000	397,350	(b)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	530,000	531,932	(b)
Southern Copper Corp., Senior Notes	3.875%	4/23/25	530,000	482,093
Southern Copper Corp., Senior Notes	6.750%	4/16/40	930,000	834,100
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	548,000	407,279
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	790,000	780,125	(b)

Total Metals & Mining				7,273,474

Paper & Forest Products - 0.8%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	480,000	489,733
Inversiones CMPC SA, Notes	4.375%	5/15/23	280,000	268,554	(b)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	350,000	359,096	(b)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	380,000	354,236	(b)

Total Paper & Forest Products				1,471,619

TOTAL MATERIALS				13,467,829

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	1,904,000	1,975,400	(b)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	480,000	474,500	(b)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	310,000	306,432	(b)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	480,000	265,200	(b)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	400,000	439,350	(b)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	330,000	209,550	(b)

Total Diversified Telecommunication Services				3,670,432

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.2%
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	450,000	$463,734	(a)

TOTAL TELECOMMUNICATION SERVICES				4,134,166

UTILITIES - 3.9%
Electric Utilities - 2.6%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	1,600,000	1,618,000	(b)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	370,000	352,888	(b)
Eskom Holdings SOC Ltd., Senior Notes	7.125%	2/11/25	370,000	352,321	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.250%	10/24/42	600,000	487,500	(b)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	1,500,000	1,479,615	(b)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	300,000	317,124	(a)

Total Electric Utilities				4,607,448

Independent Power and Renewable Electricity Producers - 1.3%
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	590,000	604,750	(b)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	1,610,000	1,635,494	(b)

Total Independent Power and Renewable Electricity Producers				2,240,244

TOTAL UTILITIES				6,847,692

TOTAL CORPORATE BONDS & NOTES (Cost - $81,949,781)				73,510,886

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $184,454,458)				168,473,430

			SHARES
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional Treasury Plus Money Market Fund, Premier Class (Cost - $4,849,320)	0.000%		4,849,320	4,849,320

TOTAL INVESTMENTS - 98.6% (Cost - $189,303,778#)				173,322,750
Other Assets in Excess of Liabilities - 1.4%				2,394,047

TOTAL NET ASSETS - 100.0%				$175,716,797

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	The coupon payment on these securities is currently in default as of November 30, 2015.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$94,371,903	—	$94,371,903
Convertible bonds & notes	—	590,641	—	590,641
Corporate bonds & notes	—	73,510,886	—	73,510,886

Total long-term investments	—	$168,473,430	—	$168,473,430

Short-term investments†	$4,849,320	—	—	4,849,320

Total investments	$4,849,320	$168,473,430	—	$173,322,750

Other financial instruments:
Forward foreign currency contracts	—	$24,665	—	$24,665

Total	$4,849,320	$168,498,095	—	$173,347,415

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$131,707	—	$131,707

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At November 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,387,112
Gross unrealized depreciation	(18,368,140)

Net unrealized depreciation	$(15,981,028)

At November 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,432,216	BRL	13,728,865	JPMorgan Chase & Co.	12/15/15	$(102,182)
INR	147,447,361	USD	2,184,405	Bank of America N.A.	2/12/16	740
USD	1,758,750	BRL	6,865,810	Bank of America N.A.	2/12/16	23,925
USD	2,184,436	SGD	3,117,300	Bank of America N.A.	2/12/16	(20,049)
USD	599,487	MXN	10,142,596	Barclays Bank PLC	2/12/16	(9,476)

Total						$(107,042)

Abbreviations used in this table:

BRL	— Brazilian Real
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 21, 2016